SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Statement [Abstract]
Interest paid	$ 451	$ 366	$ 332
Income taxes paid	132	33	22
Changes in non-cash working capital
Accounts receivable	(31)	31	27
Prepayments and other	4	3	1
Accounts payable and other	158	11	(110)
Changes in non-cash working capital, net	$ 131	$ 45	$ (82)